Note 10 - Segment Reporting (Details) - Consolidating Assets, by Segment - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 16,737	$ 21,105
Urgent and Primary Care [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	11,685	11,958
Ancillary Network [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	4,091	5,202
Shared Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 961	$ 3,945